Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure of Property Plant and Equipment Text Block [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2022	2021	2020
	U.S. dollar in thousands
Cost:
Computers and software	335	461	407
Office furniture and equipment	168	162	148
Leasehold improvements	55	56	56
	558	679	611
Less – accumulated depreciation	(466)	(560)	(467)
Property and equipment, net	92	119	144

Depreciation expenses for the years ended December 31, 2022, 2021 and 2020, were $76 thousand, $98 thousand and $164 thousand, respectively.